Shareholder Report, Holdings (Details) - Pinnacle Focused Opportunities ETF	Nov. 30, 2024
AppLovin Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Palantir Technologies, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Carvana Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Cava Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%